Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2024	2023
Current tax assets	$4,583	$4,661
Prepaid Expenses	3,395	5,696
Others	3,623	4,051
Prepaid expenses and other current assets, net	$11,601	14,408